3. Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Major classifications
Total Loans	$ 723,811	$ 689,091	$ 651,891	$ 620,960
Less allowance for loan losses	7,550	9,589	11,082	13,501
Net loans	716,261	679,502
Construction and land development
Major classifications
Total Loans	61,749	65,791	57,617
Less allowance for loan losses	1,152	2,185	2,785	3,218
Single-family residential
Major classifications
Total Loans	240,700	220,690	206,417
Less allowance for loan losses	2,126	2,534	2,566	3,123
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	40,189	43,733	47,015
Less allowance for loan losses	1,377	1,460	1,610	1,863
Commercial
Major classifications
Total Loans	247,521	228,526	228,558
Less allowance for loan losses	1,593	1,917	1,902	2,219
Multifamily and Farmland
Major classifications
Total Loans	21,047	18,080	12,400
Less allowance for loan losses	52	0	7	37
Total real estate loans
Major classifications
Total Loans	611,206	576,820
Commercial loans (not secured by real estate)
Major classifications
Total Loans	87,596	91,010	76,262
Less allowance for loan losses	675	842	1,098	1,069
Farm loans (not secured by real estate)
Major classifications
Total Loans	0	3	7
Less allowance for loan losses	0	0	$ 0	$ 0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	9,832	10,027
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 15,177	$ 11,231